Commitments and Contingencies (Details) (USD $)	12 Months Ended											3 Months Ended	4 Months Ended		4 Months Ended	36 Months Ended																															4 Months Ended			4 Months Ended	36 Months Ended	1 Months Ended	0 Months Ended			0 Months Ended							0 Months Ended		1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 External Credit Rating, Investment Grade [Member]	Dec. 31, 2010 External Credit Rating, Investment Grade [Member]	Dec. 31, 2011 External Credit Rating, Non Investment Grade [Member]	Dec. 31, 2010 External Credit Rating, Non Investment Grade [Member]	Dec. 31, 2011 522110 Commercial Banking [Member]	Dec. 31, 2010 522110 Commercial Banking [Member]	Dec. 31, 2011 S P Es [Member]	Dec. 31, 2010 S P Es [Member]	Dec. 31, 2008 Merrill Lynch Acquisition Related Matters [Member]	Jan. 21, 2009 Securities Actions [Member] Contract	Sep. 12, 2008 Securities Actions [Member]	May 20, 2008 Montgomery [Member]	Dec. 31, 2007 AIG Litigation [Member] Offering	Dec. 31, 2007 Luther Litigation [Member]	Dec. 31, 2011 Mortgage Servicing Investigations [Member]	Apr. 30, 2011 Mortgage Servicing Investigations [Member]	Dec. 31, 2011 Loan Commitments [Member]	Dec. 31, 2010 Loan Commitments [Member]	Dec. 31, 2011 Home Equity [Member]	Dec. 31, 2010 Home Equity [Member]	Dec. 31, 2011 Financial Standby Letter Of Credit And Financial Guarantee [Member]		Dec. 31, 2010 Financial Standby Letter Of Credit And Financial Guarantee [Member]		Dec. 31, 2011 Letter of Credit [Member]	Dec. 31, 2010 Letter of Credit [Member]		Dec. 31, 2011 Legally Binding Commitments [Member]	Dec. 31, 2010 Legally Binding Commitments [Member]	Dec. 31, 2011 Credit Card Lines [Member]		Dec. 31, 2010 Credit Card Lines [Member]		Dec. 31, 2011 Guarantee Type, Other [Member]	Dec. 31, 2010 Guarantee Type, Other [Member]	Dec. 31, 2011 Payment Guarantee [Member]	Dec. 31, 2010 Payment Guarantee [Member]	Dec. 31, 2011 Consumer Letter of Credit [Member] Financial Standby Letter Of Credit And Financial Guarantee [Member]	Dec. 31, 2010 Consumer Letter of Credit [Member] Letter of Credit [Member]	Dec. 31, 2010 Commercial Letter of Credit [Member] Letter of Credit [Member]	Dec. 31, 2011 Guarantee Life Insurance Book Value Protection Derivative [Member] Financial Guarantee [Member]	Dec. 31, 2011 Guarantee Employee Retirement Protection Derivative [Member] Financial Guarantee [Member]	Dec. 31, 2010 Guarantee Employee Retirement Protection Derivative [Member] Financial Guarantee [Member]	Jan. 21, 2009 Maximum [Member] Securities Actions [Member]	Dec. 31, 2011 Maximum [Member] Guarantee Life Insurance Book Value Protection Derivative [Member] Financial Guarantee [Member]	Dec. 31, 2010 Maximum [Member] Guarantee Life Insurance Book Value Protection Derivative [Member] Financial Guarantee [Member]	Jan. 21, 2009 Minimum [Member] Securities Actions [Member]	Dec. 31, 2007 Minimum [Member] AIG Litigation [Member]	Apr. 30, 2009 Minimum [Member] Ocala [Member]	Aug. 06, 2011 Bank of America, N.A. [Member] Ocala [Member] Loan	Dec. 31, 2011 Pending or Threatened Litigation [Member] Checking Account Overdraft Litigation [Member]	Dec. 31, 2011 Pending or Threatened Litigation [Member] Fair Lending Investigation [Member]	Mar. 24, 2010 Pending or Threatened Litigation [Member] Fontainebleau Las Vegas Litigation [Member]	Jun. 09, 2009 Pending or Threatened Litigation [Member] Fontainebleau Las Vegas Litigation [Member]	Dec. 31, 2011 Pending or Threatened Litigation [Member] Interchange and Related Litigation [Member]	Dec. 31, 2011 Pending or Threatened Litigation [Member] Interchange and Related Litigation - Visa Related Claims [Member]	Dec. 31, 2011 Pending or Threatened Litigation [Member] Interchange and Related Litigation - Mastercard Related Claims [Member]	Dec. 31, 2011 Pending or Threatened Litigation [Member] Interchange and Related Litigation - Internetwork Related Claims [Member]	Dec. 31, 2011 Pending or Threatened Litigation [Member] Minimum [Member] Auction Rate Securities Litigation [Member]	Mar. 24, 2010 Pending or Threatened Litigation [Member] Minimum [Member] Financial Guaranty Insurance Company [Member]	Jun. 09, 2009 Pending or Threatened Litigation [Member] Bank of America, N.A. [Member] Fontainebleau Las Vegas Litigation [Member]	Apr. 30, 2011 State and Federal Governments and Borrower Restitution [Member] Mortgage Servicing Investigations [Member]	Apr. 30, 2011 Borrower Assistance [Member] Mortgage Servicing Investigations [Member]	Apr. 30, 2011 Refinancing Assistance [Member] Mortgage Servicing Investigations [Member]	Dec. 31, 2011 Unfunded loan commitments [Member]	Dec. 31, 2010 Unfunded loan commitments [Member]
Guarantor Obligations [Line Items]
Expire in One Year or Less	$ 576,860,000,000	$ 690,689,000,000																		$ 96,291,000,000	$ 152,926,000,000	$ 1,679,000,000	$ 1,722,000,000	$ 26,965,000,000	[1]	$ 35,275,000,000	[1]	$ 2,828,000,000	$ 3,698,000,000	[2]	$ 127,763,000,000	$ 193,621,000,000	$ 449,097,000,000	[3]	$ 497,068,000,000	[3]
Expire After One Year Through Three Years	112,137,000,000	167,801,000,000																		85,413,000,000	144,461,000,000	7,765,000,000	4,290,000,000	18,932,000,000	[1]	18,940,000,000	[1]	27,000,000	110,000,000	[2]	112,137,000,000	167,801,000,000
Expire After Three Years Through Five Years	148,171,000,000	65,816,000,000																		120,770,000,000	43,465,000,000	20,963,000,000	18,207,000,000	6,433,000,000	[1]	4,144,000,000	[1]	5,000,000			148,171,000,000	65,816,000,000
Expire After Five Years	57,963,000,000	78,829,000,000																		15,009,000,000	16,172,000,000	37,066,000,000	55,886,000,000	5,505,000,000	[1]	5,897,000,000	[1]	383,000,000	874,000,000	[2]	57,963,000,000	78,829,000,000
Notional Amount Of Credit Extension Commitments	895,131,000,000	1,003,135,000,000																		317,483,000,000	357,024,000,000	67,473,000,000	80,105,000,000	57,835,000,000	[1]	64,256,000,000	[1]	3,243,000,000	4,682,000,000	[2]	446,034,000,000	506,067,000,000	449,097,000,000	[3]	497,068,000,000	[3]					859,000,000	849,000,000	3,800,000,000
Notional amount of Sblcs and financial guarantees				39,200,000,000	41,100,000,000	17,800,000,000	22,400,000,000
Credit Extension Commitments [Abstract]
Legally Binding Unfunded Commitments Syndicated	27,100,000,000	23,300,000,000
Carrying Amount Credit Extension Commitments Syndicated	741,000,000	1,200,000,000
Deferred revenue related to binding unfunded lending commitments	27,000,000	29,000,000
Reserve For Credit Extension Commitments Syndicated	714,000,000	1,200,000,000
Notional Amount Of Credit Extension Commitments Under Fair Value Option	25,700,000,000	27,300,000,000
Fair Value Carrying Amount Liabilities																																																																				1,249,000,000	866,000,000
Unfunded equity investment commitments	772,000,000	1,500,000,000
Commitment to purchase residential mortgage and commercial real estate loans	2,500,000,000	2,600,000,000
Forward Dated Resale and Securities Borrowing Agreements Commitment	67,000,000,000	39,400,000,000
Forward Dated Repurchase And Securities Lending Agreements Commitment	42,000,000,000	33,500,000,000
2012	3,000,000,000
2013	2,600,000,000
2014	2,000,000,000
2015	1,600,000,000
2016	1,300,000,000
Thereafter	6,100,000,000
Committed Minimum Fees On Market Data Communications Systems Consulting And Other Office Related Services	1,900,000,000	2,100,000,000
Notional Amount of Derivatives	1,903,782,000,000	2,155,962,000,000						3,200,000,000	4,300,000,000	1,800,000,000	1,700,000,000																										300,000,000	666,000,000						15,800,000,000	28,800,000,000	33,800,000,000		5,100,000,000	5,000,000,000
Life Insurance Book Value Protection, Fair Value Liability	48,000,000	78,000,000
Equity Method Investment, Ownership Percentage		49.00%	46.50%
Merchant Services Transactions Processed And Settled By Sponsored Entitites	460,400,000,000	339,400,000,000
Losses As Result Of Cardholder Disputed Transactions	11,000,000	17,000,000
Merchant escrow deposits held as collateral	238,000,000	25,000,000
Guarantor Obligations, Maximum Exposure, Undiscounted	236,000,000,000	139,500,000,000
Registration Payment Arrangement, Maximum Potential Consideration																																							3,700,000,000	3,400,000,000
Loss Contingency Accrual, at Carrying Value	476,000,000	700,000,000																																																				410,000,000	335,000,000
Litigation Settlement, Expense	5,600,000,000	2,600,000,000
Loss Contingency, Range of Possible Loss, Minimum	0
Loss Contingency, Range of Possible Loss, Maximum	3,600,000,000
Loss Contingency, Estimate of Possible Loss																																																														1,200,000,000
Loss Contingency, Damages Sought, Value																																																			10,000,000,000	1,600,000,000	900,000,000			3,000,000,000							100,000,000
Breach of Contract Dispute, Amount Claimed Under Commitment To Lend																																																									800,000,000							100,000,000
Loss Contingency, Damages Sought, Percent of Monetary Portion of Comprehensive Settlement, Loss Sharing Agreement																																																										11.60%	12.80%	9.10%	11.60%
Loss Contingency, Escrow Cap Percent																																																											12.81%
Percent of Entity Loss Contingency, Monetary Damages, Covered by Escrow Funds																																																										73.90%	100.00%		73.90%
Bonus Payments Made To Employees												5,800,000,000
Number of Company Shares Held in Benefit Plan																																															5,017,579,321			4,560,112,687
Common Stock, Market Price													$ 6.68	$ 33.74
Total Number Of Call Option Contracts													9,500,000
Total Number of Put Options													8,000,000
Proceeds Received From Plaintiff Claims															15,800,000,000
Loss Contingency, Number of Offerings Sought to Rescind																347
Amount Spend For Securities Purchased																	216,000,000
Loss Contingency, Loss in Period																																																																	1,900,000,000	7,600,000,000	1,000,000,000
Loss Contingency, Additional Possible Payment																		350,000,000
Loss Contingency, Upfront Cash Payment Requirement																			500,000,000
Loss Contingency Additional Payment if Triggered																			500,000,000
Amount for Imposition of Civil Monetary Penalty Held in Abeyance	164,000,000
Civil Monetary Penalty To Be Paid if Required Payments Are Not Made in Prescribed Time	$ 176,000,000
Loss Contingency Claim, Number of Loans Converted, Breach of Contract																																																					4,808

[1]	The notional amounts of SBLCs and financial guarantees classified as investment grade and non-investment grade based on the credit quality of the underlying reference name within the instrument were $39.2 billion and $17.8 billion at December 31, 2011 and $41.1 billion and $22.4 billion at December 31, 2010. Amount includes consumer SBLCs of $859 million at December 31, 2011.
[2]	Amount includes $849 million of consumer letters of credit and $3.8 billion of commercial letters of credit at December 31, 2010.
[3]	Includes business card unused lines of credit.